Expense Example - Eaton Vance Municipals Trust	Sep. 30, 2025 USD ($)
Eaton Vance California Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 401
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,248
Eaton Vance California Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,610
Eaton Vance California Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Eaton Vance Massachusetts Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	406
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,306
Eaton Vance Massachusetts Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,666
Eaton Vance Massachusetts Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Eaton Vance National Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	393
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,156
Eaton Vance National Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,520
Eaton Vance National Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Eaton Vance New York Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	411
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,363
Eaton Vance New York Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,730
Eaton Vance New York Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Eaton Vance Ohio Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	413
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	802
Expense Example, with Redemption, 10 Years	1,385
Eaton Vance Ohio Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,743
Eaton Vance Ohio Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859